Divestitures/Spinoff Divestitures/Spinoff (Reconciliation of Major Line Items Constituting Pre-Tax Profit (Loss) of Discontinued Operations) (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Reconciliation of Major Line Items Constituting Pre-Tax Profit Loss of Discontinued Operations [Table Text Block]
The following summarizes the major classes of line items comprising Earnings (Loss) Before Income Taxes and Equity Earnings reconciled to Discontinued Operations, net of tax, related to the xpedx spinoff for all periods presented in the consolidated statement of operations:

In millions	2014
Net Sales	$2,604
Costs and Expenses
Cost of products sold	2,309
Selling and administrative expenses	191
Depreciation, amortization and cost of timber harvested	9
Distribution expenses	69
Restructuring and other charges	25
Impairment of goodwill and other intangibles	—
Other, net	3
Earnings (Loss) Before Income Taxes and Equity Earnings	(2)
Income tax provision (benefit)	(1)
Discontinued Operations, Net of Taxes (a)	$(1)

(a) These amounts, along with those disclosed below related to the Temple-Inland Building Products divestitures, are included in Discontinued operations, net of tax, in the consolidated statement of operations.